Financial instruments - Foreign currency sensitivity analysis (Details) - Foreign currency risk - GBP (£) £ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	5.00%
Reasonably possible increase in risk variable, impact on profit (loss)	£ (2,107)	£ (1,119)
Reasonably possible decrease in risk variable, impact on profit (loss)	2,329	1,237
Reasonably possible increase in risk variable, impact on equity	(2,107)	(1,119)
Reasonably possible decrease in risk variable, impact on equity	£ 2,329	£ 1,237